Intangible assets (Tables)	6 Months Ended
Dec. 31, 2023
Intangible assets.
Schedule of intangible assets

			Other
			intangible
	Goodwill	Registrations	assets	Total
	£’000	£’000	£’000	£’000
At 1 July 2023
Cost	421,453	924,829	22,164	1,368,446
Accumulated amortization	—	(539,944)	(16,120)	(556,064)
Net book amount	421,453	384,885	6,044	812,382
Six months ended 31 December 2023
Opening net book amount	421,453	384,885	6,044	812,382
Additions	—	215,086	2,350	217,436
Disposals	—	(9,951)	—	(9,951)
Amortization charge	—	(95,863)	(1,477)	(97,340)
Closing net book amount	421,453	494,157	6,917	922,527
At 31 December 2023
Cost	421,453	1,026,551	24,514	1,472,518
Accumulated amortization	—	(532,394)	(17,597)	(549,991)
Net book amount	421,453	494,157	6,917	922,527

At 1 July 2022
Cost	421,453	779,196	18,817	1,219,466
Accumulated amortization	—	(462,985)	(13,203)	(476,188)
Net book amount	421,453	316,211	5,614	743,278
Six months ended 31 December 2022
Opening net book amount	421,453	316,211	5,614	743,278
Additions	—	221,472	699	222,171
Disposals	—	(8,810)	—	(8,810)
Amortization charge	—	(83,736)	(1,374)	(85,110)
Closing net book amount	421,453	445,137	4,939	871,529
At 31 December 2022
Cost	421,453	968,617	19,516	1,409,586
Accumulated amortization	—	(523,480)	(14,577)	(538,057)
Net book amount	421,453	445,137	4,939	871,529